Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgments
Critical accounting estimates and judgments
4	Critical accounting estimates and judgements

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including xpectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerninjg the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(a)	Accounting estimates on impairment of goodwill

In accordance with the accounting policies stated in Note 2(l), the Group performs annual tests on whether goodwill has suffered any impairment or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The recoverable amounts of CGU or CGUs to which goodwill has been allocated are determined based on value-in-use calculations. The annual goodwill impairment assessment is complex because the determination of the recoverable amount of the underlying CGUs involves significant estimates and judgements, including the future sales volumes, fuel prices, gross margin and terminal growth rate used to estimate future cash flows and discount rates applied to these forecasted future cash flows of the underlying CGUs. These estimates and judgements may be significantly affected by changes in future market or economic conditions.

(b)	Accounting estimates on impairment of property, plant and equipment

In accordance with the accounting policies stated in Note 2(l), the Group reviews at each reporting date to determine whether there is any indication of impairment on property, plant and equipment. If any such indication exists, then the recoverable amount of property, plant and equipment is estimated. The impairment assessment is by determining the recoverable amounts of the CGUs that the PPE are allocated to. The impairment assessment of property, plant and equipment was complex due to the significant estimates and judgements involved in the projections of future cash flows, including the future sales volumes, fuel prices, and discount rates applied to these forecasted future cash flows. These estimates and judgements may be significantly affected by changes in future market or economic conditions.

(c)	Deferred tax assets

The Group recognizes the deferred tax assets to the extent that it is probable that future taxable profit and taxable temporary differences will be available against which the deductible temporary differences and tax losses carried forward can be utilized, using tax rates that are expected to be applied in the period when the asset is recovered. Recognition of deferred tax assets was complex because it requires significant estimation and judgement, and it involves significant assumptions, including future taxable profits, future tax rates, the reversal of deductible and taxable temporary differences, and the possible utilization of tax losses carried forward that could be significantly affected by changes in the tax law framework and future market or economic conditions.